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STEPHANIE CAPISTRON stephanie.capistron@dechert.com +1 617 728 7127 Direct +1 617 275 8364 Fax

December 23, 2022

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Harbor ETF Trust (“Registrant”)

Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended, for the Registrant. This Registration Statement is being filed in connection with the reorganization of Harbor High-Yield Bond Fund, a series of Harbor Funds, with and into Harbor Scientific Alpha High-Yield ETF, a series of the Registrant, as described in the Registration Statement and in the form of Agreement and Plan of Reorganization filed therewith.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7127.

Sincerely,

/s/Stephanie Capistron
Stephanie Capistron